December 27, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  American   General  Annuity   Insurance
     Company ("Depositor") and
     American   General  Annuity   Insurance
       Company   A.G.  Separate  Account   A
       ("Registrant")
     ElitePlus Bonus Variable Annuity
     File Nos. 33-86464 and 811-08862
     CIK No. 0000932927

Dear Commissioners:

    Pursuant   to  Rule  497(j)  under   the
Securities   Act  of  1933   ("1933   Act"),
Registrant   has   elected   to   file   the
certification  set  out  below  in  lieu  of
electronically filing definitive  copies  of
the  prospectus and statement of  additional
information  contained in  its  most  recent
amendment   to  its  Form  N-4  Registration
Statement ("Amendment"), as required by Rule
497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

  Registrant hereby certifies that:

     (1)   the   form   of  prospectus   and
       statement  of additional  information
       that  would  have  been  filed  under
       paragraph  (c) of Rule 497 under  the
       1933 Act following the filing of  the
       Amendment   would   not   have   been
       different from that contained in  the
       Amendment; and

                      (2)        the  Amendm
       ent,  which  is designated  as  Post-
       Effective  Amendment No. 8 under  the
       1933  Act  and  as Amendment  No.  15
       under  the Investment Company Act  of
       1940,  was  filed  electronically  on
       December 22, 1999.


   Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-
8471.

                              Very     truly
                              yours,


          /s/ Pauletta P. Cohn
                              Pauletta    P.
                         Cohn
                              Deputy General
                         Counsel